INCOME TAX - Reconciliation of effective tax rate (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Amount
Income tax expense at PRC enterprise income tax rate	¥ 178,288
Total income taxes (benefits) expenses	¥ 469,717	¥ 156,053	¥ (15,577)
Tax Jurisdiction of Domicile [Extensible Enumeration]	PRC
Reconciliation of the differences between actual income tax expense and the PRC statutory tax rate
Income tax expense at PRC enterprise income tax rate	25.00%	25.00%	25.00%
Non-PRC resident enterprises not subject to income tax		(0.90%)	(0.20%)
Preferential tax rate		0.80%	0.20%
Tax differential for entities in non-PRC jurisdiction		(1.10%)	(0.30%)
Expiration of unused net operating losses		(7.20%)	(1.20%)
Change in valuation allowance		(12.50%)	(18.90%)
Tax effect of current year permanent differences		(0.80%)	(0.10%)
Non-taxable income and non-deductible expenses		(29.10%)	(5.30%)
Return to provision adjustment		0.40%	1.20%
Effective income tax rate	65.90%	(25.40%)	0.40%
PRC
Amount
Effect of preferential tax rate	¥ (1,036)
Non-deductible expenses	15,572
Effect of tax benefit related to the outside basis differences for investments in subsidiaries	(148,800)
Change in valuation allowance	412,018
Expiration of unused net operating losses	66,706
PRC withholding tax	238,633
Others	¥ (1,419)
Reconciliation of the differences between actual income tax expense and the PRC statutory tax rate
Non-deductible expenses	2.20%
Preferential tax rate	(0.10%)
Expiration of unused net operating losses	9.30%
Effect of tax benefit related to the outside basis differences for investments in subsidiaries	(20.90%)
PRC withholding tax	33.50%
Others	(0.20%)
Change in valuation allowance	57.80%
Hong Kong SAR
Amount
Non-deductible expenses	¥ 185,931
Change in valuation allowance	(16,410)
Others	274
Tax differential for entities in non-PRC jurisdiction	(8,499)
Non-taxable income related to disposal of PRC subsidiaries	¥ (448,132)
Reconciliation of the differences between actual income tax expense and the PRC statutory tax rate
Non-deductible expenses	26.10%
Tax differential for entities in non-PRC jurisdiction	(1.20%)
Others	0.00%
Change in valuation allowance	(2.30%)
Non-taxable income related to disposal of PRC subsidiaries	(62.80%)
Others
Amount
Others	¥ (3,409)
Reconciliation of the differences between actual income tax expense and the PRC statutory tax rate
Others	(0.50%)